Severance and Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2019
Employee Severance [Member]
Schedule of Restructuring Charges
The following table includes a rollforward of severance and restructuring costs included in accrued expenses, see Note 16.

Accrued severance and restructuring charges at January 1, 2017	$456

Severance and restructuring expenses accrued in 2017	8,522
Severance and restructuring cash payments	(4,939)
Stock based compensation	(1,153)

Accrued severance and restructuring charges at December 31, 2017	2,886

Severance and restructuring expenses accrued in 2018	773
Severance and restructuring cash payments	(2,751)
Accrued severance and restructuring charges at December 31, 2018	908

Severance and restructuring expenses accrued in 2019	626
Severance and restructuring cash payments	(1,398)
Accrued severance and restructuring charges at December 31, 2019	$136